Operations - Acceleration of fleet transformation (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) aircraft	Dec. 31, 2021 BRL (R$) aircraft	Dec. 31, 2020 BRL (R$)
Disclosure of other provisions [line items]
Foreign currency exchange	R$ 190,576	R$ (195,346)
Aircraft
Disclosure of other provisions [line items]
Impairment base, number of assets | aircraft	8	28
Provision for impairment of assets and onerous contracts
Disclosure of other provisions [line items]
Provision	R$ (389,426)	R$ (1,605,561)	R$ (2,559,070)
Beginning balance	(1,605,561)	(2,559,070)
Reversals (additions), net	1,102,791	1,075,682
Consumption	178,126	188,842
Interest incurred	(100,975)	(156,516)
Foreign currency exchange	29,622	(103,858)
Initial recognition of sublease(*)		50,641
Transfers	(6,571)
Ending balance	(389,426)	(1,605,561)	(2,559,070)
Total provision for impairment of Company assets
Disclosure of other provisions [line items]
Provision	(389,426)	(912,154)	(1,218,548)
Beginning balance	(912,154)	(1,218,548)	(2,075,582)
Reversals (additions), net	516,157	306,394
Consumption	0	0
Interest incurred	0	0
Foreign currency exchange	0	0
Initial recognition of sublease(*)		0
Transfers	(6,571)
Ending balance	(389,426)	(912,154)	(1,218,548)
Total provision for impairment of Company assets | Provision for impairment of of right-of-use assets
Disclosure of other provisions [line items]
Provision	(110,349)	(605,651)
Beginning balance	(605,651)
Ending balance	(110,349)	(605,651)
Total provision for impairment of Company assets | Provision for impairment of property and equipment
Disclosure of other provisions [line items]
Provision	(279,077)	(294,490)
Beginning balance	(294,490)
Ending balance	(279,077)	(294,490)
Total provision for impairment of Company assets | Other assets
Disclosure of other provisions [line items]
Provision	0	(12,013)
Beginning balance	(12,013)
Ending balance	0	(12,013)
Total provision for impairment of Company assets | Aircraft
Disclosure of other provisions [line items]
Reversals (additions), net	1,102,791	1,075,682	757,554
Provision for onerous contracts
Disclosure of other provisions [line items]
Provision	0	(693,407)	(1,340,522)
Beginning balance	(693,407)	(1,340,522)	(821,751)
Reversals (additions), net	586,634	769,288
Consumption	178,126	188,842
Interest incurred	(100,975)	(156,516)
Foreign currency exchange	29,622	(103,858)
Initial recognition of sublease(*)		50,641
Transfers	0
Ending balance	R$ 0	R$ (693,407)	R$ (1,340,522)